RESTRICTED CASH (DETAILS) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Restricted Cash [Line Items]
Maximum credit facilities available to the Group	$ 0	$ 2,570
Amount utilized	$ 0	$ 805